Shareholder Report, Holdings (Details) - C000253545	Dec. 31, 2025
NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	16.00%
IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	12.40%
IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.10%
IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.40%
IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	2.40%